Shareholders' Equity (Deficit) (Details Textual) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended						9 Months Ended					9 Months Ended
	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012	Mar. 31, 2014	Jun. 30, 2013	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Dec. 31, 2011	Mar. 26, 2014 2014 Stock and Incentive Plan	Mar. 31, 2014 Konus Advisory Group Inc	Mar. 31, 2014 Employees and Directors 2014 Stock and Incentive Plan	Mar. 31, 2014 Related Party 2014 Stock and Incentive Plan	Jan. 31, 2014 2013 Notes	Dec. 31, 2013 2013 Notes	Mar. 31, 2014 Private Placement	Mar. 31, 2014 Private Placement 2013 Notes	Jun. 30, 2013 Antriabio Delaware Inc
Class of warrant or right, number of securities called by warrants or rights	18,333	41,424	233,334			225,250	225,250				39,117					3,716,522
Stock issued during period, shares, new issues																3,186,222
Sale of stock, price per share																$ 2.34
Proceeds from issuance of private placement																$ 4,100,000
Payments of stock issuance costs																$ 849,858
Description on additional warrants issuance to investors																	For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes.
Class of warrant or right of warrants or rights expiring period	5 years	5 years	5 years								5 years					3 years	36 months
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				2,680,000	1,508,334							2,680,000	1,508,334
Share-based compensation arrangement by share-based payment award, number of shares authorized										3,750,000
Class of warrant or right, exercise price of warrants or rights														1.89	1.89		2.34
Additional Warrants Issued				530,300
Common Stock, Shares Authorized				200,000,000	200,000,000			200,000,000	200,000,000									90,000,000
Common Stock, Par Or Stated Value Per Share				$ 0.001	$ 0.001			$ 0.001	$ 0.001									$ 0.00001
Preferred Stock, Shares Authorized				20,000,000	20,000,000			20,000,000	20,000,000									10,000,000
Preferred Stock, Par Or Stated Value Per Share				$ 0.001	$ 0.001			$ 0.001	$ 0.001									$ 0.01
Preferred stock, issued				0	0			0	0
Preferred stock, outstanding				0	0			0	0
Common stock, shares issued				14,617,629	6,666,667			5,880,667	5,880,667